Shareholder Report, Average Annual Return (Details)	3 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	25 Months Ended		33 Months Ended	35 Months Ended	54 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended	76 Months Ended	89 Months Ended	95 Months Ended	99 Months Ended	108 Months Ended		110 Months Ended	111 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | C000201200
Average Annual Return [Line Items]
Average Annual Return, Percent			6.11%								2.02%
Without Sales Load [Member] | C000186813
Average Annual Return [Line Items]
Average Annual Return, Percent			4.59%											3.88%								4.56%
Without Sales Load [Member] | C000202360
Average Annual Return [Line Items]
Average Annual Return, Percent			0.97%											0.30%					3.01%
Without Sales Load [Member] | C000186809
Average Annual Return [Line Items]
Average Annual Return, Percent			1.92%											(0.22%)										2.32%
Without Sales Load [Member] | C000172210
Average Annual Return [Line Items]
Average Annual Return, Percent			3.70%											3.50%													2.31%
Without Sales Load [Member] | C000215322
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%											(0.63%)		(0.61%)
Without Sales Load [Member] | C000248475
Average Annual Return [Line Items]
Average Annual Return, Percent			2.66%			4.82%
Without Sales Load [Member] | C000152548
Average Annual Return [Line Items]
Average Annual Return, Percent			37.09%											8.27%												8.79%
Without Sales Load [Member] | C000152549
Average Annual Return [Line Items]
Average Annual Return, Percent			20.10%											8.84%												9.88%
Without Sales Load [Member] | C000152545
Average Annual Return [Line Items]
Average Annual Return, Percent			21.00%											9.19%												9.74%
Without Sales Load [Member] | C000152550
Average Annual Return [Line Items]
Average Annual Return, Percent			26.70%											9.89%												9.50%
Without Sales Load [Member] | C000152551
Average Annual Return [Line Items]
Average Annual Return, Percent			16.62%											11.38%												14.48%
Without Sales Load [Member] | C000152552
Average Annual Return [Line Items]
Average Annual Return, Percent			22.17%											8.07%									10.44%
Without Sales Load [Member] | C000190083
Average Annual Return [Line Items]
Average Annual Return, Percent			17.16%											8.51%							12.00%
Without Sales Load [Member] | C000168500
Average Annual Return [Line Items]
Average Annual Return, Percent			19.25%											10.87%											16.29%
Without Sales Load [Member] | C000255663
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.25%)		1.13%
Without Sales Load [Member] | C000219502
Average Annual Return [Line Items]
Average Annual Return, Percent			18.61%											6.42%	9.90%
Without Sales Load [Member] | C000264456
Average Annual Return [Line Items]
Average Annual Return, Percent		22.87%
Without Sales Load [Member] | C000245144
Average Annual Return [Line Items]
Average Annual Return, Percent			21.25%						19.16%
Without Sales Load [Member] | C000228400
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%									(1.08%)
Without Sales Load [Member] | C000226526
Average Annual Return [Line Items]
Average Annual Return, Percent			54.83%										7.34%
Without Sales Load [Member] | C000214554
Average Annual Return [Line Items]
Average Annual Return, Percent			36.67%											8.05%			12.80%
Without Sales Load [Member] | C000214553
Average Annual Return [Line Items]
Average Annual Return, Percent			21.80%											9.26%			14.05%
Without Sales Load [Member] | C000246478
Average Annual Return [Line Items]
Average Annual Return, Percent			11.19%					20.90%
Without Sales Load [Member] | C000246479
Average Annual Return [Line Items]
Average Annual Return, Percent			29.53%					22.10%
Without Sales Load [Member] | C000214556
Average Annual Return [Line Items]
Average Annual Return, Percent			20.09%											12.38%			18.57%
Without Sales Load [Member] | C000251207
Average Annual Return [Line Items]
Average Annual Return, Percent			4.63%				3.45%
Without Sales Load [Member] | C000251208
Average Annual Return [Line Items]
Average Annual Return, Percent			4.55%				2.67%
Without Sales Load [Member] | C000251209
Average Annual Return [Line Items]
Average Annual Return, Percent			4.59%				3.76%
Without Sales Load [Member] | C000251203
Average Annual Return [Line Items]
Average Annual Return, Percent			2.75%				3.18%
Without Sales Load [Member] | C000260524
Average Annual Return [Line Items]
Average Annual Return, Percent			1.94%	2.95%
Without Sales Load [Member] | C000260525
Average Annual Return [Line Items]
Average Annual Return, Percent			2.11%	3.18%
Without Sales Load [Member] | C000207250
Average Annual Return [Line Items]
Average Annual Return, Percent			4.16%											3.93%				3.28%
Without Sales Load [Member] | C000198662
Average Annual Return [Line Items]
Average Annual Return, Percent			21.59%											12.31%						14.67%
Without Sales Load [Member] | C000233873
Average Annual Return [Line Items]
Average Annual Return, Percent			18.23%							13.44%
Without Sales Load [Member] | C000263543
Average Annual Return [Line Items]
Average Annual Return, Percent			19.29%											12.20%												15.53%
Without Sales Load [Member] | C000263544
Average Annual Return [Line Items]
Average Annual Return, Percent			16.57%											10.89%												17.27%
Without Sales Load [Member] | C000263545
Average Annual Return [Line Items]
Average Annual Return, Percent			30.50%											12.86%												20.42%
Without Sales Load [Member] | C000263546
Average Annual Return [Line Items]
Average Annual Return, Percent			20.79%											11.37%												12.13%
Without Sales Load [Member] | C000272964
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent			1.75%								1.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)								1.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)					1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)										1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)													1.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)		(0.27%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%			3.37%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.10%											11.79%									14.56%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			22.35%											10.88%	13.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.10%						24.05%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			22.35%									10.80%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent			39.25%											8.18%			13.30%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Average Annual Return, Percent			22.35%											9.74%			14.54%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%					22.26%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%					22.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%											12.78%			18.63%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.12%				2.41%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.12%				2.41%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.12%				2.41%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.12%				2.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%	2.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%											(0.29%)				1.49%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			22.35%							14.85%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%											12.09%												15.12%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%											12.09%												15.12%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%											12.09%												15.12%
FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return, Percent			6.22%								1.96%
FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return, Percent			4.76%											4.22%								4.83%
Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			5.11%											3.96%								4.71%
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return, Percent			1.12%											0.40%					3.12%
FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return, Percent			1.94%											(0.13%)										2.47%
Bloomberg U.S. Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Investment Grade Index
Average Annual Return, Percent			1.94%											(0.12%)										2.41%
FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return, Percent			3.81%											3.62%													2.42%
FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return, Percent			1.89%											(0.43%)		(0.40%)
FTSE Goldman Sachs US Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Goldman Sachs US Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			2.55%			4.96%
Goldman Sachs ActiveBeta® Emerging Markets Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity Index
Average Annual Return, Percent			37.57%											8.82%												9.20%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent			39.25%											8.18%												9.28%
Goldman Sachs ActiveBeta® Europe Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Europe Equity Index
Average Annual Return, Percent			20.25%											8.83%												9.93%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Europe Index
Average Annual Return, Percent			20.34%											9.42%												9.76%
Goldman Sachs ActiveBeta® International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Index
Average Annual Return, Percent			21.18%											9.26%												9.82%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Average Annual Return, Percent			22.35%											9.74%												9.76%
Goldman Sachs ActiveBeta® Japan Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Japan Equity Index
Average Annual Return, Percent			26.81%											9.87%												9.41%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index
Average Annual Return, Percent			27.82%											10.05%												9.58%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity Index
Average Annual Return, Percent			16.72%											11.48%												14.60%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%											12.78%												15.37%
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity Index
Average Annual Return, Percent			22.48%											8.33%									10.66%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			26.46%											6.84%									9.72%
Solactive U.S. Large Cap Equal Weight Index (GTR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive U.S. Large Cap Equal Weight Index (GTR)
Average Annual Return, Percent			17.26%											8.61%							12.14%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%											12.78%							15.19%
Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return, Percent			19.89%											11.26%											16.77%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%											12.78%											15.94%
MSCI India IMI (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI India IMI (Net, USD, Unhedged)
Average Annual Return, Percent			(2.14%)		0.50%
Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Average Annual Return, Percent			18.84%											6.54%	10.10%
MSCI World Private Equity Return Tracker Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Private Equity Return Tracker Index (Net, USD, Unhedged)
Average Annual Return, Percent		23.42%
MSCI World Index IMI (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index IMI (Net, USD, Unhedged)
Average Annual Return, Percent		16.08%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			26.46%						21.88%
MSCI ACWI Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Health Care Index
Average Annual Return, Percent			19.03%									4.62%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			22.35%										11.13%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return, Percent			38.80%										10.25%
Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return, Percent			37.00%											8.52%			13.30%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return, Percent			21.91%											9.33%			14.11%
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			11.34%					21.04%
Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			29.72%					22.30%
Solactive GBS United States Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GBS United States Large & Mid Cap Index
Average Annual Return, Percent			20.18%											12.46%			18.66%
Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			1.86%				2.87%
Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Average Annual Return, Percent			2.38%				2.86%
Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return, Percent			2.88%				2.77%
Bloomberg Municipal Short-term Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Short-term Index
Average Annual Return, Percent			2.66%				2.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.89%	2.79%
Bloomberg U.S. Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Credit Bond Index
Average Annual Return, Percent			1.98%	3.06%
FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent			3.95%											3.82%				2.87%
JUST U.S. Large Cap Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JUST U.S. Large Cap Diversified Index
Average Annual Return, Percent			21.86%											12.54%						14.92%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			19.77%											12.09%						14.67%
Goldman Sachs ActiveBeta® World Equity Index*
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Equity Index*
Average Annual Return, Percent			16.25%							16.00%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Low Vol Plus Equity Index
Average Annual Return, Percent			14.19%							12.38%
Solactive GBS Developed Markets Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GBS Developed Markets Large & Mid Cap Index
Average Annual Return, Percent			20.57%							14.93%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			20.38%											12.78%												15.37%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			10.82%											11.87%												17.94%
NASDAQ Composite Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Total Return Index
Average Annual Return, Percent			23.64%											12.37%												18.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			29.72%											11.83%												11.75%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent	7.29%